Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project

Exploration and evaluation assets were as follows:

	Thacker Pass	Millennial Projects	Other Claims	Total
	$	$	$	$
Total exploration and evaluation assets
As at December 31, 2022	9,514	339,131	-	348,645
Transfers to PP&E (Note 8)	(9,514)	-	-	(9,514)
Acquisition of Arena Minerals (Note 6)	-	-	1,385	1,385
Additions	-	2,646	770	3,416
Write offs	-	(70)	-	(70)
Assets distributed to the shareholders (Note 4)	-	-	(770)	(770)
As at December 31, 2023	-	341,707	1,385	343,092